Marketable securities, Overall Movement through OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Overall movement through OCI [Abstract]
Fair value gain on marketable securities	$ 437	$ 0
Expected credit losses on marketable securities	121	0
Fair value movement on marketable securities through OCI	$ 558	$ 0	$ 0
Marketable securities at FVOCI interest rates		0.00%
Bottom of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	0.25%
Marketable securities at FVOCI maturity period	1 year
Top of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	3.75%
Marketable securities at FVOCI maturity period	4 years